SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

18. SEGMENT INFORMATION

The Group is mainly engaged in the business of smart wearable technology development. The Group’s chief operating decision maker (“CODM”) has been identified as the CEO of the Group, who reviews financial information of operating segments when making decisions about allocating resources and assessing performance of the Group. An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s CODM. During the years ended December 31, 2021, 2022 and 2023, the Group identified two operating segments. Those segments include Xiaomi wearable products and Self-branded products and others. The Xiaomi wearable products segment comprise of sales of Xiaomi-branded products. The self-branded products and others segment comprises of self-branded products. Both Xiaomi wearable product and Self-branded products and others have been identified as reportable segments. The Group primarily operates in the PRC and long-lived assets are mostly located in the PRC. Revenue of the Group from Asia-Pacific, Europe, North America and others is RMB4,459,576, RMB1,477,954, RMB287,540 and RMB25,039 during the year ended December 31, 2021, RMB2,524,900, RMB1,250,634, RMB361,944 and RMB5,384 during the year ended December 31, 2022, and RMB1,279,772, RMB951,525, RMB234,277 and RMB29,748 during the year ended December 31, 2023, respectively.

The Group’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit. Revenues, cost of revenues and gross profits by segment are presented below. Separate financial information of operating income by segment is not available.

	For the year ended December 31, 2021
	Xiaomi	Self-branded
	wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	3,340,857	2,909,252	6,250,109
Cost of revenues	2,754,086	2,190,381	4,944,467
Gross Profit	586,771	718,871	1,305,642

	For the year ended December 31, 2022
	Xiaomi	Self-branded
	wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	1,697,053	2,445,809	4,142,862
Cost of revenues	1,394,460	1,945,286	3,339,746
Gross Profit	302,593	500,523	803,116

18. SEGMENT INFORMATION – CONTINUED

	For the year ended December 31, 2023
	Xiaomi	Self-branded
	wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	644,879	1,850,443	2,495,322
Cost of revenues	576,130	1,261,413	1,837,543
Gross Profit	68,749	589,030	657,779

The Group does not evaluate its segment on a fully allocated cost basis nor does the Group keep track of segment assets separately.